Inventory - Summary of Inventory Provision Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Provision Of Inventory [Abstract]
Balance at beginning of period	$ (2,134)	$ (1,503)
Changes In Provision Of Inventory [Abstract]
Increase	(770)	(1,276)
Reversals	486	136
Write-off	1,241	692
Currency translation adjustment	93	(183)
Balance at end of period	$ (1,084)	$ (2,134)